UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6472
Van Kampen Trust For Insured Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Insured Municipals
Portfolio of Investments ▪ January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 183.1%
	Alabama 4.5%
$915	Alabama Drinking Wtr Fin Auth Revolving Fd Ln, Ser A (AMBAC Insd)	5.125%	08/15/16	$972,453
1,380	Alabama Drinking Wtr Fin Auth Revolving Fd Ln, Ser A (AMBAC Insd)	5.250	08/15/18	1,429,321
525	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	479,475
1,480	Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (MBIA Insd) (AMT)	5.600	12/01/20	1,489,857
500	Montgomery Cnty, AL Pub Bldg Auth Rev Wt Fac Proj (MBIA Insd)	5.000	03/01/26	506,165

				4,877,271

	Arizona 1.3%
430	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	449,875
645	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	668,762
270	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd)	7.250	07/15/10	271,938

				1,390,575

	California 16.9%
1,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/28	939,290
1,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	890,940
200	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/24	210,379

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$225	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000%	12/01/25	$234,532
225	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/26	232,620
150	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/27	153,247
225	California St Dept Wtr Res Wtr Rev Central VY Proj, Ser AE (a)	5.000	12/01/28	228,171
1,000	California Statewide Cmnty Dev Auth Rev Mtg Ridgecrest Regl, Ser A (MBIA Insd)	5.000	02/01/37	741,350
1,565	California Statewide Cmntys Pooled Fin Pgm, Ser S (FSA Insd)	5.250	10/01/19	1,702,970
3,390	Coachella, CA Redev Agy Tax Alloc Sub Merged Proj Areas, Ser A (AMBAC Insd)	5.250	09/01/36	2,930,825
3,000	Fortuna, CA Pub Fin Auth Rev Escrow (AGL Insd)	5.000	11/01/38	2,531,250
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	784,780
3,000	Sacramento, CA City Fin Auth Rev Tax Alloc, Ser A (MBIA Insd)	5.000	12/01/34	2,392,710
2,000	University CA Rev Ltd Proj, Ser B (FSA Insd)	5.000	05/15/30	1,963,860
2,500	West Sacramento, CA Fin Auth Spl Tax Rev, Ser A (Syncora Gtd)	5.000	09/01/26	2,309,725

				18,246,649

	Colorado 5.7%
910	Arkansas River Pwr Auth CO Impt (Syncora Gtd)	5.000	10/01/43	694,876
1,255	Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora Academy Proj (Syncora Gtd)	5.250	02/15/24	1,275,507

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Colorado (continued)
$1,200	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (FSA Insd) (a)	5.000%	09/01/36	$1,044,936
2,500	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj (CIFG Insd)	5.000	06/01/37	2,191,850
1,400	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	1,018,038

				6,225,207

	Connecticut 1.0%
1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100	09/01/37	1,041,645

	District of Columbia 0.6%
250	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	247,130
375	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	361,333

				608,463

	Florida 20.1%
3,035	Auburndale, FL Wtr & Swr Rev (AMBAC Insd)	4.250	12/01/32	2,369,091
215	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	225,494
6,000	Florida St Brd Ed Lottery Rev, Ser B (BHAC Insd)	5.000	07/01/27	5,978,280
250	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	212,663
550	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	470,384
4,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	4.750	10/01/36	3,035,640
1,200	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.000	10/01/38	948,756

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375%	10/01/27	$1,792,340
1,370	Miami-dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500	04/01/38	1,377,946
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (FSA Insd)	6.000	11/15/22	1,002,510
2,000	Pasco Cnty, FL Solid Waste Disp & Res Recovery Sys Rev (AMBAC Insd) (AMT) (c)	6.000	04/01/11	2,192,020
1,500	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (MBIA Insd)	5.000	07/01/33	1,154,085
1,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	1,031,570

				21,790,779

	Georgia 1.6%
2,000	Newton Cnty, GA Indl Dev Auth GPC Fndtn Real Estate Newton (CIFG Insd)	5.000	06/01/34	1,706,460

	Hawaii 2.6%
1,250	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Proj Rfdg, Ser D (AMBAC Insd) (AMT)	6.150	01/01/20	1,155,825

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (continued)
$2,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Proj, Ser C (AMBAC Insd) (AMT)	6.200%	11/01/29	$1,652,880

				2,808,705

	Illinois 18.0%
725	Bolingbrook, IL Cap Apprec, Ser B (MBIA Insd)	*	01/01/32	169,447
1,925	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	1,941,266
5,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser B-2 (FSA Insd) (AMT) (a)	5.750	01/01/22	5,010,350
155	Chicago, IL Pk Dist Ltd Tax, Ser A (FGIC Insd)	5.500	01/01/18	162,497
1,120	Chicago, IL Proj Rfdg, Ser C (FGIC Insd)	5.500	01/01/40	1,125,477
1,000	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/24	1,053,810
1,000	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	1,044,100
1,220	Chicago Ill Unrefunded Balance 2008 Proj Rfdg (FGIC Insd)	5.250	01/01/28	1,223,245
1,770	Glenwood, IL (FSA Insd)	5.375	12/01/30	1,717,856
1,000	Illinois Ed Fac Auth Rev Robert Morris College (MBIA Insd)	5.800	06/01/30	970,170
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	2,978,310
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	693,850

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,260	Kendall, Kane & Will Cntys, IL (MBIA Insd)	5.500%	10/01/12	$1,375,139

				19,465,517

	Indiana 5.4%
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Credit, Ser B-6 (a)	5.000	11/15/36	3,995,445
1,800	New Albany Floyd Cnty, IN Sch Bldg Corp First Mtg Rfdg (FSA Insd)	5.000	07/15/25	1,838,286

				5,833,731

	Kentucky 4.2%
1,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	6.000	12/01/42	993,450
4,750	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.000	10/01/30	3,530,057

				4,523,507

	Louisiana 0.7%
860	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	757,686

	Michigan 3.4%
1,000	Detroit, MI, Ser A (Syncora Gtd)	5.250	04/01/23	794,820
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,765,410

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$1,000	Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll Detroit Edison Co Rfdg, Ser AA (MBIA Insd)	6.950%	09/01/22	$1,169,780

				3,730,010

	Minnesota 0.6%
100	Blue Earth Cnty, MN Econ Dev Auth Pub Proj Lease Rev, Ser A (MBIA Insd)	5.000	12/01/27	99,030
500	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	524,815

				623,845

	Missouri 6.3%
1,000	Missouri Jt Muni Elec Util Com Pwr Proj Rev Plum Point Proj (MBIA Insd)	5.000	01/01/21	914,870
440	Missouri St Hsg Dev Com Multi-Family Hsg Brookstone, Ser A (AMT)	6.000	12/01/16	440,528
360	Missouri St Hsg Dev Com Multi-Family Hsg Truman Farm, Ser A (FSA Insd) (AMT) (b)	5.750	10/01/11	360,630
1,175	Nixa, MO Elec Sys Rev (Syncora Gtd)	5.000	04/01/25	1,008,550
2,605	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	1,984,671

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,915	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600%	07/01/36	$2,089,997

				6,799,246

	Nebraska 3.6%
1,000	Municipal Energy Agy of Neb Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.125	04/01/29	1,002,680
985	Nebraska Invt Fin Auth Multi-Family Rev Hsg Summit Club Apt Proj (AMT)	5.700	10/01/12	991,048
2,000	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	1,955,740

				3,949,468

	Nevada 2.5%
4,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	2,671,240

	New Jersey 3.4%
3,000	New Jersey Econ Dev Auth Rev Sch Fac, Ser U (FSA Insd) (a)	5.000	09/01/32	2,945,714
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	738,880

				3,684,594

	New Mexico 0.3%
350	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375	08/01/32	362,348

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York 2.1%
$3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (MBIA Insd) (AMT)	5.750%	12/01/25	$2,313,450

	North Carolina 1.5%
1,585	Brunswick Cnty, NC Enterprise, Ser A (FSA Insd)	5.250	04/01/24	1,627,779

	Ohio 10.1%
5,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,196,950
2,500	Cuyahoga Falls, OH, Ser 1 (MBIA Insd)	5.250	12/01/17	2,532,000
50	Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr Dist, Ser B (MBIA Insd)	5.000	12/01/30	49,473
725	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	715,901
750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	740,588
775	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser C (FSA Insd) (a)	5.000	04/01/24	765,067
1,000	New Albany, OH Cmnty Auth Cmnty Fac Rev, Ser B (AMBAC Insd)	5.500	10/01/17	1,034,690
1,715	Ohio St Bldg Auth St Fac Admin Bldg Fd Proj, Ser A (FSA Insd)	5.500	04/01/18	1,852,800

				10,887,469

	Oklahoma 1.2%
1,250	Tulsa, OK Arpt Impt Tr Gen Rev, Ser A (MBIA Insd) (AMT)	6.000	06/01/20	1,261,237

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 4.0%
$2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburg Mercy Hlth Sys Inc (AMBAC Insd) (c)	5.625%	08/15/26	$2,052,580
2,300	Philadelphia, PA Redev Auth Rev Neighborhood Transformation, Ser A (MBIA Insd)	5.500	04/15/22	2,321,091

				4,373,671

	Rhode Island 1.5%
1,500	Rhode Island Port Auth & Econ Dev Corp Arpt Rev, Ser A (FSA Insd) (AMT)	7.000	07/01/14	1,645,350

	South Carolina 9.3%
4,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth (AGL Insd)	5.000	12/01/29	3,958,880
2,310	Scago Ed Fac Corp Spartanburg Sch Dist No 3 Spartanburg Cnty (Syncora Gtd)	5.000	12/01/30	2,130,952
1,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	883,310
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,088,687

				10,061,829

	South Dakota 1.6%
1,000	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog (AGL Insd)	5.500	08/01/38	975,780

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota (continued)
$705	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog, Ser A (AMBAC Insd)	5.400%	08/01/13	$715,589

				1,691,369

	Tennessee 0.9%
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	965,460

	Texas 22.2%
5,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	4,453,100
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (MBIA Insd) (AMT)	5.500	11/01/33	1,733,260
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (MBIA Insd) (AMT)	5.875	11/01/17	2,060,640
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (MBIA Insd) (AMT)	5.875	11/01/18	1,536,450
2,000	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd)	5.000	08/15/28	1,968,100
1,350	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	1,269,986
2,025	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (FSA Insd) (a)	5.000	11/15/36	1,968,614
1,000	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	967,835

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$500	Laredo, TX ISD Pub Fac Corp Lease Rev, Ser A (AMBAC Insd)	5.000%	08/01/29	$468,320
1,000	Laredo, TX ISD Pub Fac Corp Lease Rev, Ser C (AMBAC Insd)	5.000	08/01/29	936,640
500	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	329,885
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	1,049,100
925	Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Cook Childrens Med Ctr, Ser B (FSA Insd)	5.000	12/01/30	831,834
5,000	Texas St Tpk Auth Cent TX Tpk First Tier, Ser A (AMBAC Insd)	5.500	08/15/39	4,432,150

				24,005,914

	Utah 4.0%
5,000	Utah Hsg Corp Single Family Mtg Rev, Ser E-1 (AMT) (a)	5.250	01/01/39	4,326,700

	Virginia 1.4%
1,495	Harrisonburg, VA Redev & Hsg Auth Multi-Family Hsg Rev Greens of Salem Run Proj (AMT)	6.200	04/01/17	1,498,304

	Washington 7.8%
2,000	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (b)	5.600	01/01/36	1,786,360

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$2,760	Spokane Cnty, WA Sch Dist No 363 (MBIA Insd)	5.250%	12/01/21	$2,947,376
4,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (FSA Insd)	5.500	08/15/38	3,688,480

				8,422,216

	West Virginia 1.6%
1,720	Wheeling, WV Wtrwks & Swr Sys Rev Comb, Ser A (FSA Insd)	5.250	06/01/36	1,695,318

	Wisconsin 4.6%
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	986,980
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	949,420
1,500	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd) (a)	5.000	08/01/34	1,296,645
1,610	Wisconsin St Rfdg, Ser 3 (MBIA Insd)	5.250	05/01/22	1,696,135

				4,929,180

	Wyoming 1.3%
1,485	Wyoming Cmnty Dev Auth Hsg Rev, Ser 1 (AMT)	5.300	12/01/23	1,465,383

	Puerto Rico 5.3%
5,000	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Rfdg, Ser Y (FSA Insd)	6.250	07/01/21	5,695,850

Total Long-Term Investments 183.1% (Cost $216,962,295)				197,963,425

Description	Value

Total Short-Term Investments 4.6% (Cost $5,000,000)	$5,000,000

Total Investments 187.7% (Cost $221,962,295)	202,963,425

Liability for Floating Rate Note Obligations Related to Securities Held (19.8%) (Cost ($21,450,000)) (21,450) Notes with interest rates ranging from 0.41% to 2.28% at January 31, 2009 and contractual maturities of collateral ranging from 2022 to 2039 (d)	(21,450,000)

Total Net Investments 167.9% (Cost $200,512,295)	181,513,425

Liabilities in Excess of Other Assets (1.3%)	(1,388,743)

Preferred Shares (including accrued distributions) (66.6%)	(72,007,398)

Net Assets Applicable to Common Shares 100.0%	$108,117,284

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2009.
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance Corp.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	202,963,425
Level 3 - Significant Unobservable Inputs	-0-

Total	$202,963,425

Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contracting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Insured Municipals

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

By:	/s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009